Inventories (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventories [Abstract]
Lubricants	$ 313	$ 328
Gas cylinders	78	63
Bunkers	259	270
Total	$ 650	$ 661